Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Share-Based Compensation [Abstract]
Research and development	₪ 1,940	$ 560	₪ 253	₪ 523
General and administrative	3,444	993	1,299	795
Total share-based compensation	₪ 5,384	$ 1,553	₪ 1,552	₪ 1,318